Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Income taxes paid (refund) [abstract]
Current taxes	€ (1,087)	€ (806)		€ (1,908)
Deferred taxes	592	128		350
Total	(495)	(678)	[1]	(1,558)
Income before tax and investments accounted for using the equity method	€ 3,674	€ 3,436	[1]	€ 7,798

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.